Expected Credit Losses - Schedule of Expense of Provisions Constituted for Credit Risk and Expected Credit Losses (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Evaluation Individual [Member]
Expense of provisions constituted
Expense of allowances established for credit risk	$ 25,598	$ (28,415)	$ 25,334
Evaluation Group [Member]
Expense of provisions constituted
Expense of allowances established for credit risk	395,612	350,244	393,082
Subtotal [Member]
Expense of provisions constituted
Total Expected Credit Losses	352,706	201,944	412,130
Expense of allowances established for credit risk	421,210	321,829	418,416
Impairments for credit risk from financial assets at fair value through other comprehensive income	1,009	(2,754)	8,009
Loans and advances to Banks [Member] | Evaluation Individual [Member]
Expense of provisions constituted
Allowances established	559		1,792
Allowances released		(270)
Subtotal	559	(270)	1,792
Loans and advances to Banks [Member] | Evaluation Group [Member]
Expense of provisions constituted
Allowances established
Allowances released
Subtotal
Loans and advances to Banks [Member] | Subtotal [Member]
Expense of provisions constituted
Allowances established	559		1,792
Allowances released		(270)
Subtotal	559	(270)	1,792
Commercial loans [Member] | Evaluation Individual [Member]
Expense of provisions constituted
Allowances established	25,039		23,542
Allowances released		(28,145)
Subtotal	25,039	(28,145)	23,542
Commercial loans [Member] | Evaluation Group [Member]
Expense of provisions constituted
Allowances established	66,749	65,734	67,256
Allowances released
Subtotal	66,749	65,734	67,256
Commercial loans [Member] | Subtotal [Member]
Expense of provisions constituted
Allowances established	91,788	65,734	90,798
Allowances released		(28,145)
Subtotal	91,788	37,589	90,798
Residential Mortgage Loans [Member] | Evaluation Individual [Member]
Expense of provisions constituted
Allowances established
Allowances released
Subtotal
Residential Mortgage Loans [Member] | Evaluation Group [Member]
Expense of provisions constituted
Allowances established	4,976	(8,422)	22,706
Allowances released
Subtotal	4,976	(8,422)	22,706
Residential Mortgage Loans [Member] | Subtotal [Member]
Expense of provisions constituted
Allowances established	4,976	(8,422)	22,706
Allowances released
Subtotal	4,976	(8,422)	22,706
Consumer loans [Member] | Evaluation Individual [Member]
Expense of provisions constituted
Allowances established
Allowances released
Subtotal
Consumer loans [Member] | Evaluation Group [Member]
Expense of provisions constituted
Allowances established	323,887	292,932	303,120
Allowances released
Subtotal	323,887	292,932	303,120
Consumer loans [Member] | Subtotal [Member]
Expense of provisions constituted
Allowances established	323,887	292,932	303,120
Allowances released
Subtotal	323,887	292,932	303,120
Contingent loans [Member] | Subtotal [Member]
Expense of provisions constituted
Loans and advances to Banks
Commercial loans	(5,258)	(15,670)	30,645
Consumer loans	1,058	(38,205)	20,800
Subtotal [Member] | Subtotal [Member]
Expense of provisions constituted
Expenses of provisions for contingent loans	(4,200)	(53,875)	51,445
Recovery of written-off credits [Member] | Subtotal [Member]
Expense of provisions constituted
Subtotal	(65,313)	(63,256)	(65,740)
Loans and advances to Banks
Commercial loans	(19,752)	(19,660)	(26,554)
Residential mortgage loans	(6,941)	(11,716)	(10,481)
Consumer loans	$ (38,620)	$ (31,880)	$ (28,705)